Inventories	12 Months Ended
Dec. 31, 2021
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Inventories
18.	Inventories

Million US dollar	31 December 2021	31 December 2020
Prepayments	115	92
Raw materials and consumables	3 072	2 499
Work in progress	451	439
Finished goods	1 537	1 256
Goods purchased for resale	224	197

Inventories	5 399	4 482

Inventories other than work in progress
Inventories stated at net realizable value	368	214
The cost of inventories recognized as an expense in 2021 amounts to 23 097m US dollar, included in cost of sales (2020:19 634m US dollar; 2019: 20 362m US dollar). Impairment losses on inventories recognized in 2021 amount to 91m US dollar (2020: 117m US dollar; 2019: 59m US dollar).